Loss Per Share	12 Months Ended
Dec. 31, 2024
Loss Per Share
21.
LOSS PER SHARE

Basic and diluted loss per share for each of the years presented are calculated as follows, the effect of share options and restricted share units were excluded from the computation of diluted net loss per share for the years ended December 31, 2022, 2023 and 2024, as its effect would be anti-dilutive:

	Year ended December 31,
	2022	2023	2024
	Ordinary shares	Ordinary shares	Class A Ordinary shares	Class A Ordinary shares	Class B Ordinary shares	Class B Ordinary shares
	RMB	RMB	RMB	US$	RMB	US$
Losses per share—basic
Numerator:
Net loss attributable to Cheetah Mobile Inc.	(513,475)	(602,898)	(202,345)	(27,721)	(415,212)	(56,883)
Effect arising from dividends declared on share awards of consolidated subsidiaries	(8,715)	(107)	51	7	105	14
Accretion of redeemable noncontrolling interests	—	—	(2,620)	(359)	(5,377)	(737)
Net loss attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	(522,190)	(603,005)	(204,914)	(28,073)	(420,484)	(57,606)
Denominator:
Weighted average number of ordinary shares outstanding	1,443,682,305	1,472,615,281	492,482,878	492,482,878	1,010,571,969	1,010,571,969
Losses per share—basic	(0.3617)	(0.4095)	(0.4161)	(0.0570)	(0.4161)	(0.0570)
Losses per share—diluted
Numerator:
Net loss attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	(522,190)	(603,005)	(204,914)	(28,073)	(420,484)	(57,606)
Dilution effect arising from share-based awards issued by subsidiaries	(291)	(699)	(54)	(7)	(110)	(15)
Reallocation of net loss as a result of conversion of Class B into Class A ordinary shares	—	—	(420,594)	(57,621)	—	—
Net loss attributable to ordinary shareholders	(522,481)	(603,704)	(625,562)	(85,701)	(420,594)	(57,621)
Denominator:
Weighted average ordinary shares outstanding	1,443,682,305	1,472,615,281	492,482,878	492,482,878	1,010,571,969	1,010,571,969
Conversion of Class B into Class A ordinary shares	—	—	1,010,571,969	1,010,571,969	—	—
Denominator used for losses per share	1,443,682,305	1,472,615,281	1,503,054,847	1,503,054,847	1,010,571,969	1,010,571,969
Losses per share—diluted	(0.3619)	(0.4100)	(0.4162)	(0.0570)	(0.4162)	(0.0570)
Losses per ADS:
Denominator used for losses per ADS—basic	28,873,646	29,452,306	30,061,097	30,061,097
Denominator used for losses per ADS—diluted	28,873,646	29,452,306	30,061,097	30,061,097
Losses per ADS—basic	(18.0854)	(20.4740)	(20.8042)	(2.8500)
Losses per ADS—diluted	(18.0954)	(20.4977)	(20.8097)	(2.8500)

Effective September 2, 2022, the Company effected a change of the ratio of the ADS to its Class A ordinary shares from one ADS representing ten Class A ordinary shares to one ADS representing fifty Class A ordinary shares. The change in the ratio of the ADS to the Company’s Class A ordinary shares had no impact on its underlying Class A ordinary shares, and no Class A ordinary shares were issued or cancelled in connection with the change in the ratio of the ADS to its Class A ordinary shares. The number of ADSs as the denominator used for losses per ADS and losses per ADS amount have been retroactively adjusted to reflect the changes in ratio for all periods presented.